Commitments	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Commitments
a)	During the year ended December 31, 2014, the Company entered into a License Agreement whereby the Company was granted an exclusive license under Patent Rights to make, use, offer for sale, import or sell a proprietary latching system developed and patented by the Company's shareholder (the "Licensor"). The License Agreement allows the Company to manufacture or sub license the patented latching system and provide services utilizing the patented latching system within the United States and its territories and possessions and any foreign countries where Patent Rights exist. The License Agreement does not require the payment of license issue fees or royalties, however, the Company will be required to maintain any fees or costs associated to keep the patent active. The License Agreement will be in effect for the life of the last to expire patent or last to be abandoned patent application licensed under this Agreement, whichever is later. The Company will have the right to terminate the Agreement in whole or as to any portion of Patent Rights at any time by giving such notice to the Licensor. Should the Company violate or fail to perform any term of this Agreement, the Licensor may give written notice of such default ("Notice of Default") to the Company. Should the Company fail to repair such default within sixty days, of the effective date of such notice, the Licensor will have the right to terminate the License Agreement and the licenses therein by a second written notice ("Notice of Termination") to the Company. If a Notice of Termination is sent to the Company, the License Agreement will automatically terminate on the effective date of such notice.

b)	During the year ended December 31, 2014, the Company entered into an agreement (the "Advisory Agreement") for the provision of corporate advisory services including, but not limited to, the completion of a Going Public Transaction. Pursuant to the Advisory Agreement, the Company will pay a monthly fee of 5,000 Canadian Dollars (the "Advisory Fee") until May 1, 2016 unless the Advisory Agreement is extended by mutual agreement of the parties. Payment of the Advisory Fee will be deferred until such time as a Going Public Transaction is completed and the Company raises not less than 400,000 Canadian Dollars in its sales of stock and/ or other securities. The Advisory Agreement can be terminated for any reason by either party with ninety days written notice submitted by the party requesting the cancellation. In the event that the cancellation is for cause, the notification period can be reduced to thirty days subject to certain procedural requirements as defined in the Advisory Agreement.

During the year ended December 31, 2015, the Advisory Agreement was amended by the parties such that the Company was to issue a number of shares of its common stock representing 4.99% of the issued and outstanding shares at the time of the amendment as full and final settlement of the accrued fees owing per the Advisory Agreement. During the year ended December 31, 2015, the Company issued 2,178,866 shares of its common stock with a fair value of $300,684 as settlement of the outstanding fees owed pursuant to the Advisory Agreement.

c)	During the year ended December 31, 2015, the Company entered into an agreement (the "Business Advisory Agreement") for the provision of various business advisory services including, but not limited to, marketing, business and product development, and supplier and customer relationship management for a period of 365 days. In exchange for these services, the Company was to issue 3,200,000 shares of its capital stock with a fair value of $470,400. The fair value consists of cash subscription proceeds of $3,200, and $467,200 which has been included in professional fees expense for the year ended December 31, 2015.

The Business Advisory Agreement can be terminated for any reason by either party with thirty days written notice submitted by the party requesting the cancellation.

d)	During the year ended December 31, 2015, the Company entered into an agreement (the "Service Agreement") for the provision of various services including, but not limited to, corporate branding, communications strategies and corporate strategy for a period of 180 days. In exchange for these services, the Company was to issue 2,900,000 shares of its capital stock with a fair value of $426,300. The fair value consists of cash subscription proceeds of $2,900 and $423,400 which has been included in professional fees expense for the year ended December 31, 2015.

The Service Agreement can be terminated for any reason by either party with ten days written notice submitted by the party requesting the cancellation.

e)	During the year ended December 31, 2015, the Company entered into an agreement (the "Service Agreement") for the provision of various services including, but not limited to, business, product, and relationship development and corporate strategy for a period of 180 days. In exchange for these services, the Company was to issue 3,000,000 shares of its capital stock with a fair value of $441,000. The fair value consists of cash subscription proceeds of $3,000 and $438,000 which has been included in professional fees expense for the year ended December 31, 2015.

The Service Agreement can be terminated for any reason by either party with ten days written notice submitted by the party requesting the cancellation.

f)	During the year ended December 31, 2015, the Company entered into an agreement (the "Business Advisory Agreement") for the provision of various business advisory services including, but not limited to, funding and financing strategies and capital structure planning and management for a period of 180 days. In exchange for these services, the Company was to issue 3,300,000 shares of its capital stock with a fair value of $485,100. The fair value consists of cash subscription proceeds of $3,300 and $481,800 which has been included in professional fees expense for the year ended December 31, 2015. The Business Advisory Agreement can be terminated for any reason by either party with thirty days written notice submitted by the party requesting the cancellation.

g)	During the year ended December 31, 2015, the Company entered into an agreement (the "Marketing Services Agreement") for the provision of various business advisory services including, but not limited to, strategic marketing and brand development and communications and branding research for a period of 180 days. In exchange for these services, the Company was to issue 3,100,000 shares of its capital stock with a fair value of $455,700. The fair value consists of cash subscription proceeds of $3,100 and $452,600 which has been included in professional fees expense for the year ended December 31, 2015. The Marketing Services Agreement can be terminated for any reason by either party with thirty days written notice submitted by the party requesting the cancellation.

h)	Entered into a License Agreement whereby the Company was granted an exclusive license under Patent Rights to make, use, offer for sale, import or sell a proprietary latching system developed and patented by the Company's shareholder (the "Licensor"). The License Agreement allows the Company to manufacture or sub license the patented latching system and provide services utilizing the patented latching system within the United States and its territories and possessions and any foreign countries where Patent Rights exist. The License Agreement does not require the payment of license issue fees or royalties, however, the Company will be required to maintain any fees or costs associated to keep the patent active. The License Agreement will be in effect for the life of the last to expire patent or last to be abandoned patent application licensed under this Agreement, whichever is later. The Company will have the right to terminate the Agreement in whole or as to any portion of Patent Rights at any time by giving such notice to the Licensor. Should the Company violate or fail to perform any term of this Agreement, the Licensor may give written notice of such default ("Notice of Default") to the Company. Should the Company fail to repair such default within sixty days, of the effective date of such notice, the Licensor will have the right to terminate the License Agreement and the licenses therein by a second written notice ("Notice of Termination") to the Company. If a Notice of Termination is sent to the Company, the License Agreement will automatically terminate on the effective date of such notice.